Principal Accounting Policies - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Investments [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	¥ 32,000
Purchase of short-term investments	113,022	¥ 134,000
Disposal of short-term investments	(143,511)	(102,703)
Fair value change	415	703
Fair value of Level 3 financial asset and liability	¥ 1,926	32,000
Other financial assets [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability		255,958	¥ 266,245
Disposal of other financial assets due to Termination Agreement		(256,000)	(40,000)
Fair value change		42	13,622
Investment in other financial assets			30,000
Income received from other financial assets			(13,909)
Fair value of Level 3 financial asset and liability			255,958
Warrant liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability		(5,618)	(65,832)
Fair value change		5,644	61,405
Currency translation differences		¥ (26)	(2,505)
Exercise of warrants			1,314
Fair value of Level 3 financial asset and liability			¥ (5,618)